TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION

28.  TAXATION

a.    Prepaid income taxes

	2023	2024
The Company - Corporate income tax	271	641
Subsidiaries - Corporate income tax	699	1,554
Total	970	2,195
Current portion	(3)	(46)
Non-current portion (Note 14)	967	2,149

b.    Prepaid other taxes

The breakdown of prepaid other taxes is as follows:

	2023	2024
The Company:
VAT	164	168
Article 21 - Individual income tax	2	154
Article 22 - Withholding tax on goods delivery and imports	0	0
Article 23 - Withholding tax on service delivery	238	260
Subsidiaries:
VAT	2,145	2,782
Article 4(2) - Final tax	1	17
Article 21 - Individual income tax	—	7
Article 23 - Withholding tax on service delivery	14	79
Total	2,564	3,467
Current portion	(1,925)	(2,798)
Non-current portion (Note 14)	639	669

c.    Current income tax liabilities

The breakdown of current income tax liabilities is as follows:

	2023	2024
The Company:
Article 25 - Installment of corporate income tax	122	78
Subsidiaries:
Article 25 - Installment of corporate income tax	539	587
Article 29 - Corporate income tax	1,672	203
Total	2,333	868

d.    Other tax liabilities

The breakdown of other tax liabilities is as follows:

	2023	2024
The Company:
Income taxes
Article 4(2) - Final tax	33	11
Article 21 - Individual income tax	102	1
Article 22 - Withholding tax on goods delivery and imports	2	1
Article 23 - Withholding tax on services	24	45
Article 26 - Withholding tax on non-resident income	0	0
VAT	170	109
VAT - Tax collector	163	114
Sub-total	494	281

Subsidiaries:
Income taxes
Article 4(2) - Final tax	317	644
Article 21 - Individual income tax	182	160
Article 22 - Withholding tax on goods delivery and imports	9	6
Article 23 - Withholding tax on services	152	33
Article 26 - Withholding tax on non-resident income	10	178
VAT	399	473
VAT - Tax collector	629	650
Sub-total	1,698	2,144
Total	2,192	2,425

e.    The components of consolidated income tax expense (benefit) are as follows:

	2022	2023	2024
Current
The Company	2,134	1,271	905
Subsidiaries	7,125	7,525	6,730
Sub-total	9,259	8,796	7,635
Deferred
The Company	(102)	504	608
Subsidiaries	(447)	(513)	190
Sub-total	(549)	(9)	798
Net income tax expense	8,710	8,787	8,433

f.    Reconciliation of income tax expense

The details of the net income tax expense for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024
Estimated taxable income of the Company	11,039	6,340	4,200
Corporate Income Tax:
Current corporate income tax expense:
The Company	2,098	1,205	798
Subsidiaries	7,125	7,524	6,730
Current income tax expense of previous year:
Final tax expense
The Company	36	66	107
Subsidiaries	—	1	—
Total income tax expense - current	9,259	8,796	7,635

Income tax expense (benefit) - deferred effect of temporary differences at enacted maximum tax rates
The Company
Net periodic pension and other post-employment benefits costs	25	196	34
Leases	(1)	0	(1)
Accrued expenses	—	—	24
Addition to deferred installation fee	(20)	(1)	(4)
Allowance for expected credit losses	10	54	61
Provision for employee benefits	96	(7)	23
Amortization of intangible assets, land rights and others	(1)	(6)	(13)
Depreciation and gain or loss on disposal or sale of property and equipment	(174)	285	481
Others	(37)	(17)	3
Net	(102)	504	608
Telkomsel
Fair value measurement of other financial instruments	(542)	(7)	8
Leases	58	200	23
Allowance for expected credit losses	35	(61)	(119)
Amortization of license	(6)	25	3
Provision for employee benefits	(33)	(168)	(160)
Contract liabilities	—	(217)	30
Contract cost	—	(5)	(23)
Other financial instruments	234	(41)	150
Depreciation and gain or loss on disposal or sale of property and equipment	(178)	(122)	133
Net	(432)	(396)	45
Subsidiaries - other - net	(15)	(117)	145
Net income tax benefit - deferred	(549)	(9)	798
Income tax expense - net	8,710	8,787	8,433

The reconciliation between the income tax expense calculated by applying the applicable tax rate of 19% to the profit before income tax less income subject to final tax, and the net income tax expense as shown in the consolidated statements of profit or loss and other comprehensive income is as follows:

	2022	2023	2024
Profit before income tax consolidation	36,430	40,855	39,158
Less consolidated income subject to final tax - net	(5,807)	(11,010)	(7,598)
	30,623	29,845	31,560
Income tax expense calculated at the Company’s applicable statutory tax rate	5,818	5,671	5,996
Difference in applicable statutory tax rate for subsidiaries	699	626	798
Non-deductible expenses	1,994	2,183	1,239
Final income tax expense	36	67	107
Deferred tax adjustment	(508)	(203)	(4)
Unrecognized deferred tax	(61)	177	8
Others	732	266	289
Net income tax expense	8,710	8,787	8,433

In Law No. 7 of 1983 concerning Income Tax as amended several times, most recently by Law No. 6 of 2023 concerning Stipulation of Government Regulations in Lieu of Law No. 2 of 2022 concerning Job Creation becomes Law, Article 17 paragraph (1) letter b which stipulates that the tax rate applied to Taxable Income for domestic corporate taxpayers and permanent establishments is 22%, which comes into force in the 2022 fiscal year, and in article 17 paragraph (2b) stipulates that for corporate taxpayers in the form of a limited liability company with a total number of paid-up shares is traded on a stock exchange in Indonesia of at least 40% and meeting certain requirements can receive 3% tax rate lower than the expected rate.

The Company applied the tax rate of 19% for the years ended December 31, 2022, 2023 and 2024. The subsidiaries applied the tax rate of 22% for the years ended December 31, 2022, 2023 and 2024.

The Company has submitted its Annual Corporate Income Tax Return for the 2023 fiscal year on April 30, 2024, to the Tax Authority in accordance with the applicable tax regulations.

g.    Tax assessments

(i)   The Company

In the year ended December 31, 2023, the Company received a number of tax assessments and rulings. The Company received a tax assessment from the VAT audit for the period of May 2020 and has received a restitution of Rp0.3 billion and has approved and charged a tax assessment of Rp0.7 billion to the 2023 income statement. The Company also received Supreme Court Decision number 1365/B/PK/Pjk/2023 which rejected the Directorate General of Taxes ("DGT")'s request for a judicial review of the 2015 Corporate Income Tax dispute, with the Decision, all types of taxes for 2015 have permanent legal force. In addition, the Company received a Tax Audit Notification Letter for Corporate Income Tax and Withholding/Collection Income Tax for 2019 and 2020, VAT for 2020 (except for the May Period) and for all types of taxes for 2021. Until the period ending on December 31, 2023, there were no tax assessments for which objections and/or appeals were filed.

In the year ended December 31, 2024, the Company received a number of tax assessments from tax audits for the 2019, 2020 and 2021 fiscal years, where from all of these tax assessments the Company received a net refund of Rp7.7 billion after being deducted by other types of tax collection and assessment letters. The Company disagreed and submitted an approval for the tax assessment of Rp35.7 billion. In addition to the restitution from the tax audit results, the Company also received a restitution of Rp37.9 billion for the decision to approve the cancellation of the 2015 and 2016 VAT Tax Collection Letters.

In July 2024, the Company received a Field Audit Notification Letter for all types of taxes in 2023. In September 2024, the Company received a VAT Field Audit Notification Letter for 2022. As of the date of issuance of this financial report, the tax audit process is still ongoing.

(ii)   Telkomsel

As of December 31, 2024 and 2023, Telkomsel has a number of tax assessments that are in the appeal process. The details of claims for tax refund, both associated with tax assessments or that have not been determined by the Tax Authority, including tax assessment exposure that are not accompanied by tax claims by Telkomsel, are as follows:

	2024			2023
	Appeal	Others	Total	Appeal	Others	Total
Claims for tax refund which are not yet
confirmed by the Tax Authority
Corporate Income Tax
2024 fiscal year	—	791	791	—	—	—

Tax assessment with claims for tax refund
Corporate Income Tax
2018 fiscal year	35	—	35	35	—	35
2015 fiscal year	294	—	294	294	—	294
2014 fiscal year	2	—	2	2	—	2
Withholding tax
2015 fiscal year	—	0	0	—	0	0
VAT
2014 fiscal year	—	—	—	—	0	0
	331	791	1,122	331	0	331
Tax assessment with no associated claims for tax refund
Corporate Income Tax
2014 fiscal year	35	—	35	35	—	35

As of December 31, 2023, Telkomsel received official verdicts from Supreme Court in February to May 2023, which fully rejected the judicial review claimed by the Tax Authorities for the Tax Court’s verdicts on appeal for 2014 and 2015 fiscal year VAT amounting to Rp8 billion and Rp24 billion, respectively. Therefore, these cases have been legally enforced (“in-kracht”) and no additional tax payables for 2014 and 2015 fiscal years VAT. In October 2023, Telkomsel also received objection decision letters from Tax Authorities, which partially accepted Telkomsel’s objection for withholding and VAT as well as rejected the entire Telkomsel’s objection for corporate income tax; both were related to 2018 fiscal year. As the result, Telkomsel has fully received tax refund amounting to Rp22 billion and charged the rejected portion of withholding and VAT amounting to Rp0.20 billion as expense in 2023 consolidated statement of profit or loss.

As of December 31, 2024, Telkomsel received a number of tax examination notification letters for 2019, 2021, 2022 and 2023 fiscal year. On September 30, 2024, Telkomsel received underpayment SKP amounting to Rp6 billion (including penalty amounting to Rp2 billion) for 2019 fiscal year Prepaid VAT, where Telkomsel acted as the VAT Collector. Telkomsel accepted the entire tax assessment result and compensated the tax underpayments amounting to Rp4 billion to prepaid VAT under prevailing tax regulation and booked an additional tax expenses for the penalty. As of the authorization date of these consolidated financial statements, the tax examinations for the remaining fiscal years are still in progress.

Management believes that Telkomsel has a strong case to defend its position. Telkomsel determines an allowance related to the tax assessments is not necessary.

h.    Deferred tax assets and liabilities

The details of the Group's deferred tax assets and liabilities are as follows:

	Deferred tax asset and liabilities		(Charged) credited to
	in financial position		profit or loss
	2023	2024	2023	2024
The Company
Allowance for expected credit losses	831	770	(54)	(61)
Net periodic pension and other
post-employment benefit costs	822	781	(196)	(34)
Difference between accounting and tax bases of property and equipment	430	(51)	(285)	(481)
Provision for employee benefits	299	276	7	(23)
Deferred installation fee	21	25	1	4
Land rights, intangible assets and others	29	42	6	13
Accrued expenses	24	—	—	(24)
Leases	—	1	1	1
Others	76	73	17	(3)
Total deferred tax assets - net	2,532	1,917	(503)	(608)

Telkomsel
Provision for employee benefits	1,385	1,445	168	160
Allowance for expected credit losses	205	324	61	119
Contract liabilities	400	370	217	(30)
Fair value measurement of financial instruments	—	(8)	7	(8)
Difference between accounting and tax bases of property and equipment	62	(71)	122	(133)
Leases	(976)	(998)	(201)	(23)
License amortization	(171)	(174)	(25)	(3)
Contract cost	(46)	(23)	5	23
Other financial instruments	125	(25)	41	(150)
Deferred tax assets of Telkomsel - net	984	840	395	(45)
Deferred tax assets of the other subsidiaries - net	704	680	(70)	(15)
Deferred tax liabilities of the other subsidiaries - net	(841)	(992)	187	(130)

Deferred tax income (expense)			9	(798)
Total deferred tax assets - net	4,220	3,437

As of December 31, 2022, 2023 and 2024, the aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities are not recognized were Rp23,652 billion, Rp79,511 billion and Rp84,079 billion, respectively.

Realization of the deferred tax assets is dependent upon the Group’s capability in generating future profitable operations. Although realization is not assured, the Group believes that it is probable that these deferred tax assets will be realized through reduction of future taxable income when temporary differences reverse. The amount of deferred tax assets is considered realizable; however, it can be reduced if actual future taxable income is lower than estimates.

i.    Administration

In June 2023, the Government issued Minister of Finance Regulation No. 66/PMK.03/2023 concerning Income Tax Treatment of Reimbursement or Compensation in Relation to Work or Services Received or Obtained in Kind and/or Enjoyment. The Company ensures administrative and legal aspects of transactions and builds intensive coordination between related units to implement these rules.

In December 2023, the Government issued Government Regulation No. 58 of 2023 concerning Income Tax Withholding Rates Article 21 on Income in Connection with Work, Services or Activities of Individual Taxpayers as well as Regulation of the Minister of Finance No. 168 of 2023 concerning Guidelines for Implementing Tax Deductions on Income in Connection with Work, Services or Individual Activities which will comes into effect from January 1, 2024. With this provision, there is a change in the mechanism for calculating Income Tax Article 21 for Employees which previously used progressive rates in accordance with Article 17 of the Law. The Income Tax Law uses the average effective rate (TER) for Article 21 Income Tax deductions as regulated in the government regulation. The Company ensures that there is intensive coordination between related units to implement these regulations.

In December 2023, the Government issued Regulation of the Minister of Finance No. 172 of 2023 concerning the Application of the Principle of Fairness and Business Custom in Transactions Influenced by Special Relationships which will be the basis for preparing transfer pricing documents starting from the 2024 tax year.

In December 2024, the Government issued the Decree of the Minister of Finance No. 465 concerning the Implementation of the Core Tax Administration System and the Regulation of the Minister of Finance concerning Tax Provisions in the Framework of the Implementation of the Core Tax Administration System No. 81 of 2024, which is effective on January 1, 2025. The Company ensures coordination with related units, the IT Team and the tax authorities so that the tax administration process carried out through the Core Tax Administration System application runs smoothly.

In response to the implementation of the Organisation for Economic Co-operation and Development (“OECD”) Pillar Two framework, on December 31, 2024, Indonesian Government implemented Pillar Two framework through Regulation of the Minister of Finance No. 136/2024 (PMK 136/2024). The Pillar Two model rules as implemented under PMK 136/2024 will take effect for fiscal years beginning on or after January 1, 2025.

Various countries have enacted or intend to enact tax legislation to comply with Pillar Two model rules, including Indonesia. The Group is within the scope of PMK 136/2024, which did not impact 2024 consolidated financial statements but may impact the Group’s consolidated financial statements from January 1, 2025, onward.

PMK 136/2024 applies new taxing mechanisms under which a Multinational Enterprises (“MNE”) would pay a top-up tax in a jurisdiction whenever the effective tax rate, determined on a jurisdictional basis under the Pillar Two rules is below a 15% minimum rate. PMK 136/2024 sets out the mechanics for determining which entity or entities in an MNE Group should apply the top-up tax and the portion of such tax that is charged to each relevant entity.

For the year ended December 31, 2024, the Group has applied amendment to IAS 12: Income Taxes, which provides mandatory temporary exception from recognizing or disclosing deferred taxes related to Pillar Two rules such that there is no impact to the 2024 consolidated financial statements. The future impact of Pillar Two rules for the Group is currently not reasonably estimable.

The Pillar Two model rules are complex, and the Group is still in the process of assessing potential impact to the consolidated financial statements, if any. Based on currently available information, the Group does not expect any material impact to the consolidated financial statements.